Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid‑in Capital	Retained Deficit	Accumulated Other Comprehensive Loss	Non‑controlling Interest
Common stock issued at the beginning of the period (shares) at Sep. 30, 2015		101,849,000
Stockholders' equity, balance at the beginning of the period at Sep. 30, 2015	$ 174,360	$ 1,018	$ (410)	$ 362,073	$ (183,808)	$ (4,513)	$ 0
Treasury stock, balance at the beginning of the period (shares) at Sep. 30, 2015			107,000
Equity based compensation expense	1,999			1,999
Capital contribution	6,895			6,895
Issuance of common stock (shares)		2,646,000
Issuance of common stock	10,283	$ 27		10,256
Stock repurchases (shares)			138,000
Stock repurchases	(723)		$ (723)
Payments for Repurchase of Common Stock	723
Establishment of non‑controlling interest	6,873						6,873
Dividends paid to non‑controlling interest	(2,625)						(2,625)
Payments to Noncontrolling Interests	2,625
Net income	13,031				11,639		1,392
Other comprehensive loss	(6,158)					(6,158)
Common stock issued at the end of the period (shares) at Sep. 30, 2016		104,495,000
Stockholders' equity, balance at the end of the period at Sep. 30, 2016	203,935	$ 1,045	$ (1,133)	381,223	(172,169)	(10,671)	5,640
Treasury stock, balance at the end of the period (shares) at Sep. 30, 2016			245,000
Equity based compensation expense	2,251			2,251
Issuance of common stock (shares)		864,000
Issuance of common stock	5,521	$ 9		5,512
Stock repurchases (shares)			165,000
Stock repurchases			$ (1,474)
Payments for Repurchase of Common Stock	1,474
Dividends paid to non‑controlling interest							(4,750)
Payments to Noncontrolling Interests	4,750
Net income	6,410				2,163		4,247
Other comprehensive loss	$ 4,682					4,682
Common stock issued at the end of the period (shares) at Sep. 30, 2017	105,359,000	105,359,000
Stockholders' equity, balance at the end of the period at Sep. 30, 2017	$ 216,575	$ 1,054	$ (2,607)	388,986	(170,006)	(5,989)	5,137
Treasury stock, balance at the end of the period (shares) at Sep. 30, 2017	410,000		410,000
Equity based compensation expense	$ 15,742			15,742
Issuance of common stock (shares)		8,333,000
Issuance of common stock	137,605	$ 83		137,522
Stock repurchases (shares)			18,000
Stock repurchases	(230)		$ (230)
Payments for Repurchase of Common Stock	230
Dividends paid to non‑controlling interest	(3,725)						(3,725)
Payments to Noncontrolling Interests	3,725
Net income	7,884				6,135		1,749
Shares withheld related to net share settlement (including tax withholdings) (shares)		1,324,000	659,000
Shares withheld related to net share settlement (including tax withholdings)	(8,807)	$ 8		(8,815)
Other comprehensive loss	$ (3,028)					(3,028)
Common stock issued at the end of the period (shares) at Sep. 30, 2018	115,016,000	115,016,000
Stockholders' equity, balance at the end of the period at Sep. 30, 2018	$ 362,016	$ 1,145	$ (2,837)	$ 533,435	$ (163,871)	$ (9,017)	$ 3,161
Treasury stock, balance at the end of the period (shares) at Sep. 30, 2018	1,087,000		1,087,000